Equity (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Schedule of changes in stock options outstanding [Table Text Block]
			Weighted average
	Outstanding		exercise price
Balance, March 31, 2019	20,216,952	C$	0.61
Granted	3,000,000		0.29
Forfeited	(853,846)		1.03
Exercised	(1,469,938)		0.30
Balance, March 31, 2020	20,893,168	C$	0.57
Granted	1,138,000		4.52
Forfeited	(1,000,000)		0.62
Exercised	(7,476,972)		0.63
Balance, March 31, 2021	13,554,196	C$	0.87

Schedule of stock options outstanding and exercisable [Table Text Block]
Outstanding	Exercisable	Exercise price		Expiry date
676,502	676,502	C$	0.30	September 14, 2022
10,000	—		3.14	February 11, 2026
5,075,000	5,075,000		0.30	September 14, 2027
1,122,194	1,122,194		2.00	October 11, 2027
250,000	250,000		2.00	March 26, 2028
2,000,000	2,000,000		0.62	September 18, 2028
500,000	500,000		0.27	December 21, 2028
2,812,500	1,406,250		0.29	February 10, 2030
100,000	37,500		0.38	May 29, 2030
8,000	8,000		2.16	December 24, 2030
1,000,000	—		5.00	February 23, 2031
13,554,196	11,075,446

Schedule of warrants outstanding and exercisable [Table Text Block]
Outstanding		Exercisable	Exercise price		Expiry date
1,250,000	*	400,000	C$	1.24	May 22, 2023
5,000,000		5,000,000	C$	3.00	January 12, 2024
6,250,000		5,400,000

Schedule of weighted average assumptions for stock options [Table Text Block]
	2021	2020
Risk-free interest rate	0.42%	1.32%
Expected life (years)	5.00	6.00
Annualized volatility	105%	120%
Dividend rate	0.00%	0.00%

Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Schedule of changes in other equity instruments outstanding [Table Text Block]
	Warrants		Weighted average
	outstanding		exercise price
Balance, March 31, 2019	50,080,150	C$	3.83
Expired	(48,830,150)		3.90
Balance, March 31, 2020	1,250,000	C$	1.24
Issued	5,000,000		3.00
Balance, March 31, 2021	6,250,000	C$	2.65

Restricted share units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Schedule of changes in other equity instruments outstanding [Table Text Block]
Outstanding
Balance, March 31, 2019	—
Granted	3,100,000
Balance, March 31, 2020	3,100,000
Granted	310,000
Exercised	(1,626,000)
Balance, March 31, 2021	1,784,000